EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 1,057,849
Cost of service	54,518	R$ 60,803	R$ 60,595
Interest expense	189,544	82,513	90,381
Past service cost	2,302	7,065	1,082
Obligation at the end of the year	1,138,592	1,057,849
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	4,391,251	4,314,592	4,174,653
Cost of service	54,518	60,803	60,595
Interest expense	189,544	188,729	195,557
Payment of benefits	(309,817)	(318,198)	(335,471)
Past service cost	2,302	7,065	1,082
Supplementary amounts of the plan		17,078
Settlement	(498,493)	(61,369)	(52,035)
Gain (loss) on remeasurement	546,911	(370,083)	235,549
Liabilities held for sale			(101,794)
Exchange Variance	225,750	552,634	136,456
Obligation at the end of the year	R$ 4,601,966	R$ 4,391,251	R$ 4,314,592